UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09841
                                                     ---------

                             UBS Willow Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2008
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                                DECEMBER 31, 2008

                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                                DECEMBER 31, 2008








                                    CONTENTS

Report of Independent Registered Public Accounting Firm......................  1

Statement of Assets, Liabilities and Members' Capital........................  2

Statement of Operations......................................................  3

Statements of Changes in Members' Capital....................................  4

Statement of Cash Flows......................................................  5

Financial Highlights ........................................................  6

Notes to Financial Statements................................................  7

Schedule of Portfolio Investments............................................ 19

[LOGO OMITTED]  ERNST & YOUNG LLP                  Ernst & Young LLP
                                                   5 Times Square
                                                   New York, New York 10036-6530

                                                   Tel: (212) 773-3000


            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE MEMBERS AND BOARD OF DIRECTORS OF
       UBS WILLOW FUND, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Willow Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2008, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Willow Fund, L.L.C. at December 31, 2008, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period the ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

February 23, 2009

                 A member firm of Ernst & Young Global Limited

                                                                                                   UBS WILLOW FUND, L.L.C.

                                                                     STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------------------------------------------------

                                                                                                         DECEMBER 31, 2008

--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at fair value (cost $256,550,500)                                             $    111,709,184
Cash and cash equivalents                                                                                     169,047,254
Unrealized appreciation on derivative contracts                                                                72,443,141
Receivables:
  Investments sold, not settled                                                                                 2,395,901
  Due from broker                                                                                              26,333,123
  Interest                                                                                                        727,138
Other assets                                                                                                      285,622
----------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                                  382,941,363
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Securities sold, not yet purchased, at fair value (proceeds of sales $27,895,443)                              18,976,543
Unrealized depreciation on derivative contracts                                                                 9,704,856
Payables:
  Investments purchased, not settled                                                                              700,000
  Withdrawals payable                                                                                          98,083,468
  Due to brokers                                                                                                2,990,545
  Management Fee                                                                                                  402,489
  Interest                                                                                                        376,984
  Professional fees                                                                                               370,211
  Administration fee                                                                                               67,371
  Other liabilities                                                                                                11,722
----------------------------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                             131,684,189
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                               $    251,257,174
----------------------------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL
Represented by:
Net capital contributions                                                                                $    324,441,305
Accumulated net unrealized appreciation/(depreciation) on investments in securities, derivative
  contracts, and other assets and liabilities denominated in foreign currencies                               (73,184,131)
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                                         $    251,257,174
----------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                                                                   UBS WILLOW FUND, L.L.C.

                                                                                                   STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------------------------------------------------

                                                                                              YEAR ENDED DECEMBER 31, 2008

--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                                   $  11,236,977
Dividends (less foreign withholding taxes of $49,763)                                                            123,107
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                                       11,360,084
--------------------------------------------------------------------------------------------------------------------------

EXPENSES
Management Fee                                                                                                 5,044,927
Interest                                                                                                       2,174,889
Professional fees                                                                                              1,086,394
Administration fee                                                                                               409,957
Dividends                                                                                                        346,766
Other expenses                                                                                                   270,687
--------------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                                 9,333,620
--------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                                                          2,026,464
--------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS
Net realized gain/(loss) from:
  Investments                                                                                                (77,570,604)
  Swaps                                                                                                       39,099,743
  Short sales                                                                                                  4,015,696
  Foreign currency translations                                                                                  207,399
Net change in unrealized appreciation/depreciation from:
  Investments, derivative contracts and foreign currency translations                                        (44,201,068)
--------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                                                       (78,448,834)
--------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                                   $ (76,422,370)
--------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.


                                                                                                          UBS WILLOW FUND, L.L.C.

                                                                                        STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           YEARS ENDED DECEMBER 31, 2007 AND 2008

---------------------------------------------------------------------------------------------------------------------------------
                                                                     MANAGER              MEMBERS              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2007                               $ 23,033,900         $ 453,115,276        $ 476,149,176

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                         131,503            13,704,946           13,836,449
  Net realized gain/(loss) from investments, derivative
        contracts and foreign currency translations                    275,362            31,095,108           31,370,470
  Net change in unrealized appreciation/depreciation
        from investments, derivative contracts and foreign
        currency translations                                         (711,138)          (88,496,978)         (89,208,116)
Incentive allocation                                                 1,785,558            (1,785,558)                  --
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                        1,481,285           (45,482,482)         (44,001,197)
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Proceeds from Members' subscriptions                                        --            20,975,494           20,975,494
Manager and Members' withdrawals                                   (23,321,890)          (48,951,739)         (72,273,629)
Offering costs                                                             (25)               (3,071)              (3,096)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                            (23,321,915)          (27,979,316)         (51,301,231)
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2007                             $  1,193,270         $ 379,653,478        $ 380,846,748
---------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                          37,387             1,989,077            2,026,464
  Net realized gain/(loss) from investments, derivative
        contracts and foreign currency translations                    (81,792)          (34,165,974)         (34,247,766)
  Net change in unrealized appreciation/depreciation
        from investments, derivative contracts and foreign
        currency translations                                         (158,193)          (44,042,875)         (44,201,068)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                         (202,598)          (76,219,772)         (76,422,370)
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Proceeds from Members' subscriptions                                        --            44,916,264           44,916,264
Members' withdrawals                                                        --           (98,083,468)         (98,083,468)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                                     --           (53,167,204)         (53,167,204)
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2008                             $    990,672         $ 250,266,502        $ 251,257,174
---------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                                                         UBS WILLOW FUND, L.L.C.

                                                                                                         STATEMENT OF CASH FLOWS

---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    YEAR ENDED DECEMBER 31, 2008

---------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                                                    $ (76,422,370)
Adjustments to reconcile net decrease in Member's capital derived from operations to net cash provided by operating activities:
  Purchases of investments                                                                                   (126,077,719)
  Proceeds from disposition of investments                                                                     96,307,945
  Proceeds received from short sales                                                                           40,298,622
  Cost to cover short sales                                                                                   (28,493,391)
  Net proceeds from securities purchased under agreements to resell                                           152,885,000
  Net realized (gain)/loss from investments and short sales                                                    73,554,908
  Net accretion of bond discount and amortization of bond premium                                               1,026,902
  Net change in unrealized appreciation/depreciation from investments,
   derivative contracts and foreign currency translations                                                      44,201,068
  Changes in assets and liabilities:
   (Increase) decrease in assets:
    Dividends                                                                                                     338,528
    Due from brokers                                                                                            3,760,897
    Interest                                                                                                    1,751,117
    Investments sold, not settled                                                                              (1,845,901)
    Other assets                                                                                                   73,208
  Increase (decrease) in payables:
    Administration fee                                                                                            (13,081)
    Due to brokers                                                                                              2,990,545
    Interest                                                                                                       85,363
    Investments purchased, not settled                                                                         (9,162,816)
    Management Fee                                                                                                (73,499)
    Professional fees                                                                                             163,869
    Other liabilities                                                                                             (37,669)
---------------------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                                     175,311,526

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                                           44,916,264
UBSFA withdrawals                                                                                              (2,319,351)
Members' withdrawals                                                                                          (48,951,739)
---------------------------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                                          (6,354,826)

Net increase in cash and cash equivalents                                                                     168,956,700
Cash and cash equivalents--beginning of year                                                                       90,554
---------------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                                      $ 169,047,254
---------------------------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
    Interest paid                                                                                           $   2,089,526
---------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                                                            UBS WILLOW FUND, L.L.C.

                                                                                                               FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2008

-----------------------------------------------------------------------------------------------------------------------------------

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                   YEARS ENDED DECEMBER 31,

                                                2008            2007            2006            2005            2004
                                                ----            ----            ----            ----            ----
         Ratio of net investment
         income to average net
         assets(a)                              0.51%           2.89%           2.98%           3.64%           3.56%
         Ratio of total expenses to
         average net assets(a)                  2.35%           1.67%           2.14%           2.79%           2.79%
         Ratio of total expenses to
         average net assets after
         Incentive Allocation(a),(b)            2.35%           2.04%           6.92%           4.84%           4.81%
         Portfolio turnover rate               43.84%          40.80%          94.81%          83.81%          81.00%
         Total return(c)                      (18.03%)         (9.13%)         31.00%          10.55%          10.45%
         Total return after
         Incentive Allocation(d)              (18.03%)         (9.13%)         24.80%           8.44%           8.36%
         Net asset value at end of year     $251,257,174    $380,846,748    $476,149,176    $322,313,440    $321,303,392

         (a) The average net assets used in the above ratios are calculated using pre-tender net assets.

         (b) Ratio of total expenses to average net assets after Incentive Allocation to the Manager may vary from the above for individual Members due to Incentive Allocation, if applicable, and timing of capital transactions.

         (c) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

         (d) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual member's ratios and return may vary from the above based on Incentive Allocation, if applicable and the timing of capital transactions.



   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Willow Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 1, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return with low volatility by making investments in distressed assets. The Fund pursues its investment objective by investing primarily in debt securities and other obligations and to a lesser extent equity securities of U.S. companies that are experiencing significant financial or business difficulties (collectively, "Distressed Obligations"). The Fund also may invest in Distressed Obligations of foreign issuers and other privately held obligations. The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit default swaps. The Fund commenced operations on May 8, 2000.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Willow Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

     The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Bond Street Capital, L.L.C. ("Bond Street"). UBSFA is the Managing Member of the Manager and is a direct, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by Bond Street manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. Bond Street is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. Under FAS 157, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. FAS 157 was adopted as of January 1, 2008 by the Fund.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

     LEVEL 1--quoted prices in active markets for identical securities.
     LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.) LEVEL 3--significant unobservable inputs (including indicative non-binding broker quotes.)

     Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Securities that are not listed or admitted to trading on any securities exchange, including bank debt and corporate debt obligations, are valued using "bid" prices for long positions and "ask" prices for short positions from external pricing sources and from reputable dealers or market makers that regularly trade such securities.

     Securities, other than options, that are listed or admitted to trading on one or more securities exchanges are valued at the last sale price on the principal exchange of trading. If no trade took place, the securities are valued at the closing bid quotation for long positions and at the closing ask quotation for short positions.

     Options and warrants that are listed or admitted to trading on one or more exchanges will be valued at the last sale price, if such price is equal to or is between, the "bid" and the "ask" prices (otherwise, the mean between the "bid" and "ask" prices will be used), on the principal exchange of trading. Options and warrants that are not listed or admitted to trading on an exchange or that are listed on an exchange which does not accurately represent such securities' true value will be valued at the mean between the bid and ask prices provided by a reputable dealer. Options and warrants may be valued according to a valuation model or volatility formula based on volatility levels provided by reputable dealers.

     Open credit default swap agreements are valued using contractual terms, quoted inputs and may be valued by independent valuation models and related unrealized gains and losses on the swap agreements are recorded on the Statement of Assets, Liabilities and Members' Capital.

     Consistent  with its  strategy,  a  significant  portion of the Fund's long
     portfolio   ($38,049,778   at  December  31,  2008)  and  short   portfolio
     ($5,886,668 at December 31, 2008) is comprised of

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     relatively illiquid or thinly traded investments that are not actively traded on a recognized security exchange. All of these securities held by the Fund at December 31, 2008, were valued on the basis of indicative prices provided by external pricing sources including dealer's active in the relevant markets. Due to the nature of the Fund strategy, multiple pricing sources on individual securities may not be available. These securities were valued by the Fund based on indicative prices from at least two pricing sources.

     Due to the nature of the Fund investments, values assigned at December 31, 2008, may differ significantly from values that would have been used had a broader market for the investments existed.

     All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities or liabilities at December 31, 2008.

     Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


         ---------------------------------------------------------------------------------------------------------------
                                                                                                     INVESTMENTS IN
                                                                            OTHER FINANCIAL      SECURITIES SOLD, NOT
         VALUATION INPUTS                     INVESTMENTS IN SECURITIES      INSTRUMENTS *           YET PURCHASED
         ---------------------------------------------------------------------------------------------------------------
         Level 1 - Quoted Prices                      $ 73,659,406             $        --           $(13,089,875)
         ---------------------------------------------------------------------------------------------------------------
         Level 2 - Other Significant
         Observable Inputs                                      --              62,738,285                     --
         ---------------------------------------------------------------------------------------------------------------
         Level 3 - Other Significant
         Unobservable Inputs                            38,049,778                      --             (5,886,668)
         ---------------------------------------------------------------------------------------------------------------
         Total                                        $111,709,184             $62,738,285           $(18,976,543)
         ---------------------------------------------------------------------------------------------------------------

          *    Other  Financial  Instruments  are  comprised  of Credit  Default
               Swaps.

         The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

         ------------------------------------------------------------------------------------------------------------------------
                                                         INVESTMENTS IN          OTHER FINANCIAL      INVESTMENTS IN SECURITIES
                                                           SECURITIES             INSTRUMENTS*         SOLD, NOT YET PURCHASED
         ------------------------------------------------------------------------------------------------------------------------
         BALANCE AS OF DECEMBER 31, 2007                  $183,294,948            $       --                $(10,072,501)
         ------------------------------------------------------------------------------------------------------------------------
           Accrued discounts/premiums                          115,221                    --                    (183,080)
         ------------------------------------------------------------------------------------------------------------------------
           Realized gain/(loss)                            (58,827,197)                   --                     357,111
         ------------------------------------------------------------------------------------------------------------------------
           Change in unrealized
           appreciation/depreciation                       (57,910,229)                   --                   4,912,895
         ------------------------------------------------------------------------------------------------------------------------
           Net purchases/(sales)                           (28,622,965)                   --                    (901,093)
         ------------------------------------------------------------------------------------------------------------------------
           Transfers in and/or out of Level 3                       --                    --                          --
         ------------------------------------------------------------------------------------------------------------------------
         BALANCE AS OF DECEMBER 31, 2008                  $ 38,049,778            $       --                $ (5,886,668)
         ------------------------------------------------------------------------------------------------------------------------

          *    Other  Financial  Instruments  are  comprised  of Credit  Default
               Swaps.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     The securities that are classified as Level 3 securities in these financial statements were classified as Level 2 securities in the financial statements for the six month period ended June 30, 2008. Upon further analysis, the Manager determined that these securities should have been classified as Level 3 securities for the entire year. The presentation shown above assumes that these securities were Level 3 assets for the entire year ended December 31, 2008.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the effective yield method. For securities in default, the Fund writes off any related interest receivable upon default and discontinues accruing interest income and amortizing/accreting the premiums/discounts on such securities. Purchased interest, if any, is added to the cost of the related security upon default. Realized gains and losses from securities transactions are calculated on the identified cost basis.

     C.   FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; and expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     D.   INCOME TAXES

     The Fund has reclassified $2,026,464 and $34,247,766 from accumulated net investment income and accumulated net realized loss on investments, derivative contracts and foreign exchange transactions respectively, to net capital contributions during the year ended December 31, 2008. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D.   INCOME TAXES (CONTINUED)

     income or loss that have been allocated to the Fund's Members as of December 31, 2008 and had no effect on net assets.

     The Fund is subject to the provisions of Financial Accounting Standards Board (FASB) Interpretation 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2008 and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008, the Fund did not incur any interest or penalties.

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and a Goldman Sachs Money Market Fund which invests soley in United States Treasury Obligations. The investment in the PNC Bank, NA account is accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital. The Goldman Sachs Money Market Fund is valued at its Net Asset Value.

     F.   SECURITIES PURCHASED/SOLD UNDER AGREEMENTS TO RESELL/REPURCHASE

     From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its Custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     Securities  purchased  under  agreements  to  resell  ("Reverse  Repurchase
     Agreements")   and   securities   sold  under   agreements   to  repurchase
     ("Repurchase Agreements") are collateralized by government

                                                        UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     F. SECURITIES PURCHASED/SOLD UNDER AGREEMENTS TO RESELL/REPURCHASE (CONTINUED)

     obligations, and are carried at fair value. The Fund's agreements with third parties specify its rightsto request additional collateral. The Fund monitors the market value of the collateral received or pledged as compared with the related receivable or payable, including accrued interest, and requests additional or recalls excess margin as necessary. Included in interest income and expense is interest earned or paid on Reverse Repurchase Agreements and Repurchase Agreements.

     G.   USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Management Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to Bond Street.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the year ended December 31, 2008, UBS FSI and its affiliates did not execute portfolio transactions on behalf of the Fund.

     The net increase or decrease in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members' other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     generally at the end of each fiscal year thereafter, upon a Member's withdrawal from the Fund, theManager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, (defined as net increase in Members' Capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

     The Incentive Allocation for the year ended December 31, 2008 and December 31, 2007 was $0 and $1,785,558, respectively, and have been recorded as a net increase to the Manager's capital account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

     For Members which were not in the Fund for twelve months as of the year ended December 31, 2008 and December 31, 2007, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

     Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members once per year, near year-end. A Member's interest, or portion thereof, in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

     Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eleven other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors' Fees for the year ended December 31, 2008 were $54,256, which is included in other expenses.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

4.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), formerly PFPC Inc., a member of the PNC Financial Services Group, Inc., serves as Administrative and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

5.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities and repurchase agreements for the year ended December 31, 2008 amounted to $7,176,657,110 and $7,311,577,567, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $28,493,391 and $40,298,622, respectively and purchases and sales relating to repurchase agreements of $7,022,086,000 and $7,174,971,000, respectively.

     At  December  31,  2008,  the tax  basis of  investments  was  $218,628,947 resulting in accumulated net unrealized depreciation on investments of $125,896,306 which consists of $30,007,274 gross unrealized appreciation and $155,903,580 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to book to tax differences for accounting for reorganizations and credit default swaps.

6.   DUE TO BROKERS

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the broker's reasonable judgment under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which is maintained in a segregated cash account held by the Custodian. The Fund had no borrowings outstanding at December 31, 2008.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

7.   DUE FROM BROKERS

     Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Goldman Sachs & Co.) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker.

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities, and Members' Capital. Due to the nature of the Fund's strategy the Fund's portfolio consists of a high number of relatively illiquid or thinly traded investments having a greater amount of both market and credit risk than many other fixed income instruments. These investments trade in a limited market and may not be able to be immediately liquidated if needed. Value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed.

     A.   BONDS AND BANK DEBT

     The Fund invests in bonds and bank debt. Bonds and bank debt (loan assignments and participations) have exposure to certain degrees of risk, including interest rate, market risk and the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of participation. Loans are generally subject to prepayment risk, which will affect the maturity of such loans. The Fund has no unfunded commitments on investments at December 31, 2008.

     B.   SWAP AGREEMENTS

     For the year ended December 31, 2008, the Fund entered into credit default swaps as a "Protection Buyer". The credit default swaps entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a "Protection Seller" in exchange for agreed upon payment amounts to the Fund by the Protection Seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------


8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     B.   SWAP AGREEMENTS (CONTINUED)

     The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund's borrowing restriction.

     Risks may arise as a result of the failure of the counterparty (Protection Seller) to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from the unanticipated movements in the interest rates or in the value of the underlying reference securities.

     The accrued expense related to the periodic payments on credit default swaps is reflected as realized and unrealized loss in the Statement of Operations. The Fund has received cash of $2,990,545 included in Due to Broker, which the Fund holds as collateral against one of the counterparties with which it places credit default swap trades. Cash may be held by counterparties related to the credit default swap trades as collateral subject to the current fair values of the trades placed with each counterparty.

     Fluctuations in the value of credit default swaps are recorded in Net change in unrealized appreciation/depreciation from investments, derivative contracts and foreign currency transactions.

9.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

10.  NEW ACCOUNTING PRONOUNCEMENTS

     STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 161 (FAS 161)

     In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

11.  SUBSEQUENT EVENT

     As of December 31, 2008, the Fund had $98,083,468 of withdrawals payable. On January 8, 2009 the fund paid $93,316,940. The remaining amount payable of $4,766,528 is scheduled to be paid in accordance with the terms of the Fund's December 31, 2008 tender offer.

                                                                                                     UBS WILLOW FUND, L.L.C.

                                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                           DECEMBER 31, 2008


                    INVESTMENTS IN SECURITIES (44.46%)
                    ----------------------------------
       PAR                                                                                                 FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS (6.07%)
                    -----------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (1.09%)
 $      9,143,585   Holley Second Lien Securied Notes Due, 12.50%, 07/15/13 (a)                          $      2,743,075
                                                                                                         ----------------
                    CELLULAR TELECOMMUNICATIONS (0.58%)
        9,000,000   Primus Telecommunications 14.25%, 05/31/11, 14.25%, 05/31/11 (Callable 2/17/09
                    @ 102)                                                                                      1,447,500
                                                                                                         ----------------
                    ELECTRIC - INTEGRATED (3.27%)
          234,000   Northwestern Corp., 6.95%, 11/15/28 (a),(b)                                                    13,650
       55,696,000   Northwestern Corp., 7.875%, 03/15/28 (a),(b)                                                3,248,931
       84,913,000   Northwestern Corp., 8.75%, 03/15/12 (a),(b)                                                 4,953,256
                                                                                                         ----------------
                                                                                                                8,215,837
                                                                                                         ----------------
                    FUNERAL SERVICES & RELATED ITEMS (0.00%)
        3,000,000   Loewen Group Intl., Inc., 7.20%, 04/15/49 (a),(b)                                                  --
        2,000,000   Loewen Group Intl., Inc., 7.50%, 04/15/49 (a),(b)                                                  --
                                                                                                         ----------------
                                                                                                                       --
                                                                                                         ----------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION (1.07%)
       24,449,000   Transmeridian Exploration, Inc., 12.00%, 12/15/10 (Callable 2/17/09 @ 106.00)               2,689,390
                                                                                                         ----------------
                    SATELLITE TELECOMMUNICATIONS (0.06%)
        6,809,000   Iridium, L.L.C./Capital Corp., Series A, Co. Guarnt., 13.00%, 07/15/09 (a),(b)                 34,045
       12,525,000   Iridium, L.L.C./Capital Corp., Series B, Co. Guarnt., 14.00%, 07/15/09 (a),(b)                 62,625
        5,300,000   Iridium, L.L.C./Capital Corp., Series C/En, Co. Guarnt., 11.25%, 07/15/09
                    (a),(b)                                                                                        26,500
        4,850,000   Iridium, L.L.C./Capital Corp., Series D, Co. Guarnt., 10.875%, 07/15/09 (a),(b)                24,250
                                                                                                         ----------------
                                                                                                                  147,420
                                                                                                         ----------------
                    TOTAL CORPORATE BONDS (Cost $60,856,793)                                                   15,243,222
                                                                                                         ----------------
                    BANK LOANS (3.90%)
                    ------------------
        6,183,258   Collins & Aikman Product Co., Supplemental Revolving Credit Facility 0.00%,
                    08/31/09                                                                                       61,833
       38,666,106   Collins & Aikman Products Co., Litigation Trust, 0.00%                                      1,159,983
       10,405,406   Collins & Aikman Products Co., Revolver Liquidation Trust, 0.00%, 08/31/11                    104,054
       12,051,753   Collins & Aikman Products Co., Term B-1 Loan, 0.00%, 08/31/11                                 120,518
          970,137   Friedman's Inc., 0.00%, 01/01/13                                                              142,287
        1,764,000   Le Nature Exit Loan (L+300)., 4.8797%, 07/23/13                                             1,411,200
       10,000,000   Le-Nature's, Inc., Term B Loan., 0.00%, 01/01/11                                            2,000,000
       12,028,197   Pasminco Bilateral Facilities Claim, 0.00%                                                    481,128
        5,937,349   Pasminco Pirie Silver Pty. Ltd. Claim, 0.00%, 07/15/04                                        237,494
       11,733,934   Pasminco Syndicated Loan Facility Claim, 0.00%, 09/03/07                                      469,357
       18,108,281   Pasminco Transferable Loan Facility Claim, 0.00%, 12/17/02                                    724,331
       13,000,000   Stallion Oil Term Loan 7.6125% 05/20/18                                                     2,881,667
                                                                                                         ----------------
                    TOTAL BANK LOANS (Cost $22,497,570)                                                         9,793,852
                                                                                                         ----------------
                    CONVERTIBLE BONDS (4.12%)
       17,253,746   Ormet Corporation Senior Subordinated Notes, 10.00%, 11/01/10                              10,352,247
                                                                                                         ----------------
                    TOTAL CONVERTIBLE BONDS (Cost $15,654,185)                                                 10,352,247
                                                                                                         ----------------

     The preceding notes are an integral part of these financial statements.

                                                                                                     UBS WILLOW FUND, L.L.C.

                                                                               SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                           DECEMBER 31, 2008


      SHARES                                                                                             FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (30.35%)
                    ---------------------
                    AGRICULTURAL CHEMICALS (2.53%)
          875,246   Phosphate Holdings, Inc.                                                             $      6,363,038
                                                                                                         ----------------
                    AUTOMOTIVE (PARTS & EQUIPMENT) (0.18%)
        1,372,128   Holley Performance Products Inc.                                                              137,213
        3,251,684   International Automotive Components Group North America, LLC                                  325,168
                                                                                                         ----------------
                                                                                                                  462,381
                                                                                                         ----------------
                    CABLE TELEVISION (1.80%)
          876,802   Knology, Inc. (a)                                                                           4,524,298
                                                                                                         ----------------
                    DISTRIBUTION/WHOLESALE (2.77%)
          323,765   Core-Mark Holding Co., Inc.                                                                 6,967,423
                                                                                                         ----------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (2.56%)
        2,221,139   ZiLOG, Inc. (a)                                                                             6,441,303
                                                                                                         ----------------
                    EXCHANGE TRADED FUND (10.33%)
          300,000   SPDR Gold Trust (a)                                                                        25,956,000
                                                                                                         ----------------
                    INDEPENDENT POWER PRODUCER (2.45%)
          843,871   Calpine Corporation                                                                         6,143,379
                                                                                                         ----------------
                    METAL - ALUMINUM (1.01%)
          448,970   Ormet Corporation (a)                                                                         381,625
        2,685,095   Ormet Corporation (a),*                                                                     2,148,076
                                                                                                         ----------------
                                                                                                                2,529,701
                                                                                                         ----------------
                    OIL - FIELD SERVICES (1.34%)
        7,890,751   Northern Offshore Ltd. - (Norway) **                                                        3,358,198
                                                                                                         ----------------
                    TELECOMMUNICATIONS (0.46%)
           40,000   Abovenet, Inc.                                                                              1,160,000
                                                                                                         ----------------
                    WIRELESS EQUIPMENT (4.92%)
        1,068,638   USA Mobility, Inc.                                                                         12,364,142
                                                                                                         ----------------
                    TOTAL COMMON STOCK (Cost $154,921,446)                                                     76,269,863
                                                                                                         ----------------
                    WARRANTS (0.02%)
                    ----------------
                    METAL - ALUMINUM (0.02%)
        1,000,000   Ormet Corp.                                                                                    50,000
                                                                                                         ----------------
                    TOTAL WARRANTS (Cost $2,620,506)                                                               50,000
                                                                                                         ----------------
                    INVESTMENTS IN SECURITIES (Cost $256,550,500)                                             111,709,184
                                                                                                         ----------------
                    SECURITIES SOLD, NOT YET PURCHASED ((7.55)%)
                    --------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((5.21)%)
                    ----------------------------------------------
                    FINANCE - AUTO LOAN ((1.22)%)
         (400,000)  Americredit Corp. (a)                                                                      (3,056,000)
                                                                                                         ----------------
                    FINANCIAL (BANK & TRUST) ((2.64)%)
         (393,600)  Pacific Captial Bancorp                                                                    (6,643,968)
                                                                                                         ----------------

     The preceding notes are an integral part of these financial statements.

                                                                                                     UBS WILLOW FUND, L.L.C.

                                                                               SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                          DECEMBER 31, 2008


      SHARES                                                                                             FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    SUPER - REGIONAL BANK - U.S. ((1.35)%)
         (106,300)  Capital One Financial Corporation                                                    $     (3,389,907)
                                                                                                         ----------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(17,168,576))                           (13,089,875)
                                                                                                         ----------------
       PAR
-------------------
                    CORPORATE BONDS SOLD, NOT YET PURCHASED ((2.34)%)
                    -------------------------------------------------
                    CONSUMER PRODUCTS - MISCELLANEOUS ((1.15)%)
       (6,500,000)  Yankee Candle Co., Inc. (Callable 2/15/12 @ $104.88), 9.75%, 02/15/17                      (2,881,666)
                                                                                                         ----------------
                    HOME FURNISHINGS ((0.71)%)
       (3,000,000)  Sealy Mattress Co. (Callable 6/15/09 @ 104.13), 8.25%, 06/15/14                            (1,800,000)
                                                                                                         ----------------
                    RETAIL - AUTOMOBILE ((0.48)%)
       (3,000,000)  Sonic Automotive, Inc., Series B, Sr. Sub. Notes, 8.625%,
                    08/15/13 (Callable 2/17/09 @ 104.31) (a)                                                   (1,205,002)
                                                                                                         ----------------
                    TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Cost $(10,726,867))                         (5,886,668)
                                                                                                         ----------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(27,895,443))                               (18,976,543)
                                                                                                         ----------------

   NOTIONAL AMT
-------------------
                    DERIVATIVE CONTRACTS (24.97%)
                    -----------------------------
                    CREDIT DEFAULT SWAPS (24.97%)
    2,025,000,000   Purchases Contracts                                                                        62,738,285
                                                                                                         ----------------
                    TOTAL CREDIT DEFAULT SWAPS --                                                              62,738,285
                                                                                                         ----------------
                    TOTAL DERIVATIVE CONTRACTS - NET --                                                        62,738,285
                                                                                                         ----------------
         TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET PURCHASED AND DERIVATIVE CONTRACTS --
         61.88%                                                                                               155,470,926
                                                                                                         ----------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 38.12%                                                 95,786,248
                                                                                                         ----------------
         TOTAL NET ASSETS -- 100.00%                                                                     $    251,257,174
                                                                                                         ================

* Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned and securities sold, not yet purchased amounted to $2,148,076 which represented 0.85% of net assets at December 31, 2008.
**   Foreign
(a)  Non income-producing security.
(b)  Security is in default.

     The preceding notes are an integral part of these financial statements.

                                                                                                     UBS WILLOW FUND, L.L.C.

                                                                               SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                           DECEMBER 31, 2008

CREDIT DEFAULT SWAPS

                                           INTEREST   MATURITY     NOTIONAL
SWAP COUNTERPARTY & REFERENCED OBLIGATION    RATE      DATE         AMOUNT     UPFRONT FEES   FAIR VALUE   % OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
BUY CONTRACTS:
BANK OF AMERICA
  Centex Corp., 5.25%, 6/15/15                 2.87  12/20/12   $ 10,000,000   $        --  $  519,187          0.21
  Limited Brands, Inc.                         3.70  09/20/13     10,000,000            --     604,194          0.24
  Macy's Inc.  7.45%, 07/15/17                 2.98  09/20/13     10,000,000            --   1,384,209          0.55
  Mattel Inc., 7.25%, 7/9/12                   0.87  12/20/12     10,000,000            --     572,070          0.23
  National Rural Utilities Corporation
  8.00%, 03/01/32                              1.85  09/20/13      5,000,000            --     (65,554)        (0.03)
  Toll Brothers Inc., 6.875%, 11/15/12         2.50  12/20/12      5,000,000            --     (53,833)        (0.02)

GOLDMAN SACHS
  Austria 5.25% 01/04/11                       0.84  12/20/18     50,000,000            --   2,097,479          0.83
  Bank of America Corporation, 6.25%,
  4/15/12                                      0.92  06/20/13     20,000,000            --     139,914          0.06
  Countrywide Home Loans 6.0%, 01/24/18        3.50  12/20/13     20,000,000            --  (2,199,976)        (0.88)
  Countrywide Home Loans 6.0%, 01/24/18        2.80  12/20/13     10,000,000            --    (774,985)        (0.31)
  Federal Republic of Germany                  0.10  12/20/13    200,000,000            --   3,309,561          1.32
  Federal Republic of Germany 6% 6/20/16       0.13  09/20/18    200,000,000            --   6,431,340          2.56
  French Republic 4.25% 4/25/19                0.16  12/20/13    100,000,000            --   1,769,822          0.70
  French Republic 4.25% 4/25/19                0.39  12/20/13    100,000,000            --     677,936          0.27
  Ireland                                      0.76  12/20/13     50,000,000            --   2,228,117          0.89
  Kingdom of Sweden 3.875% 12/29/09            0.60  12/20/13     50,000,000            --   1,158,696          0.46
  Loews Corp. 5.25% 03/15/16                   1.00  12/20/13     10,000,000            --    (129,673)        (0.05)
  Loews Corp. 5.25% 03/15/16                   0.95  12/20/13     65,000,000            --    (689,146)        (0.27)
  Loews Corp. 5.25% 03/15/16                   0.98  12/20/13     10,000,000            --    (120,213)        (0.05)
  Loews Corp. 5.25% 03/15/16                   1.10  12/20/13     50,000,000            --    (884,875)        (0.35)
  Loews Corp. 5.25% 03/15/16                   1.05  12/20/13     20,000,000            --    (306,648)        (0.12)
  Macy's 6.625%, 04/01/11                      2.55  03/20/13     10,000,000            --   1,363,706          0.54
  National Rural Utilities Corporation
  8.00%, 03/01/32                              1.17  12/20/13     10,000,000            --     200,997          0.08
  Pulte Homes 5.25% 1/15/14                    4.05  12/20/13     20,000,000            --    (639,601)        (0.25)
  Pulte Homes 5.25% 1/15/14                    3.00  12/20/13     10,000,000            --     117,446          0.05
  RadioShack Corp. 7.375% 05/15/11             2.00  12/20/13     10,000,000            --      40,073          0.02
  RadioShack Corp. 7.375% 05/15/11             2.17  12/20/13     10,000,000            --     (35,364)        (0.01)
  RadioShack Corp. 7.375% 05/15/11             1.87  12/20/13     10,000,000            --      97,761          0.04
  Royal Caribbean Cruises Ltd., 6.875%
  12/01/13                                     3.95  03/20/13     10,000,000            --   2,322,938          0.92
  Royal Caribbean Cruises Ltd., 6.875%
  12/01/13                                     3.50  06/20/11     10,000,000            --   2,106,717          0.84
  Southwest 5.25% 10/01/14                     2.15  12/20/11     20,000,000            --   1,538,331          0.61
  Southwest 5.25% 10/01/14                     2.20  12/20/13     10,000,000            --     974,739          0.39
  Spain 5.5% 7/30/17                           1.10  12/20/13     50,000,000            --    (330,321)        (0.13)
  Spain 5.5% 7/30/17                           1.08  12/20/13     50,000,000            --    (280,218)        (0.11)
  Spain 5.5% 7/30/17                           0.76  12/20/13     50,000,000            --     482,160          0.19
  State of Florida 5% 06/01/2015               0.46  12/20/18     50,000,000            --   4,627,631          1.84
  State of Georgia 3.00% 04/01/27              0.49  12/20/18     50,000,000            --   3,133,471          1.25
  State of Mississippi                         0.50  09/20/18     25,000,000            --   1,773,922          0.71
  State of New Jersey 5.25% 7/01/19            0.42  09/20/18     50,000,000            --   5,678,432          2.26
  State of North Carolina 5% 03/01/20          0.21  09/20/18     75,000,000            --   1,944,890          0.77
  State of North Carolina 5% 03/01/20          0.24  09/20/18     25,000,000            --   5,980,365          2.38
  State of Ohio 5% 09/01/2020                  0.42  09/20/18     50,000,000            --   5,033,527          2.00
  UKT 4.25% 06/07/32                           1.17  12/20/13     50,000,000            --    (169,600)        (0.07)
  UKT 4.25% 06/07/32                           1.15  12/20/13     50,000,000            --    (121,159)        (0.05)
  UKT 4.25% 06/07/32                           0.55  12/20/13     50,000,000            --   1,291,846          0.51
  Universal Health 7.125% 06/30/16             2.40  12/20/13     10,000,000            --      86,154          0.03
  Universal Health 7.125% 06/30/16             2.70  12/20/13     10,000,000            --     (55,753)        (0.02)

JP MORGAN
  Countrywide Home Loans 6.0%, 01/24/18        2.10  06/20/13     10,000,000            --    (414,960)        (0.17)
  Limited Brands, Inc.                         3.45  12/20/13     10,000,000            --     651,774          0.26
  Macy's 7.43% 07/15/17                        3.00  12/20/13     10,000,000            --   1,268,648          0.50


     The preceding notes are an integral part of these financial statements.

                                                                                                     UBS WILLOW FUND, L.L.C.

                                                                               SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                           DECEMBER 31, 2008


                                           INTEREST   MATURITY     NOTIONAL
SWAP COUNTERPARTY & REFERENCED OBLIGATION    RATE      DATE         AMOUNT     UPFRONT FEES   FAIR VALUE   % OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
BUY CONTRACTS: (CONTINUED)
 JP MORGAN (CONTINUED)
  RadioShack Corp. 7.375% 05/15/11             1.85  12/20/13   $ 10,000,000    $       --  $    82,536          0.03
  RadioShack Corp. 7.375% 05/15/11             2.08  12/20/13     10,000,000            --      (18,248)        (0.01)

MERRILL LYNCH
  Centex Corp. 5.25%, 06/15/15                 3.54  06/20/13   $ 10,000,000            --      297,564          0.12
  Centex Corp., 5.25% 06/15/15                 5.33  12/20/13     20,000,000            --     (838,166)        (0.33)
  Centex Corp., 5.25% 6/15/15                  5.40  12/20/13     10,000,000            --     (449,491)        (0.18)
  Lennar Corp., 5.95%, 3/1/13                  4.58  12/12/12     10,000,000            --      542,559          0.22
  Lennar Corp., 5.95%, 3/1/13                  3.10  12/20/12     10,000,000            --    1,013,594          0.40
  Masco Corp., 5.875%, 7/15/12                 0.94  12/20/12     10,000,000            --    1,271,981          0.51
  National Rural Utilities Corporation
  7.25%, 03/01/12                              0.45  03/20/13     10,000,000            --      486,927          0.19
  National Rural Utilities Corporation
  8.00%, 03/01/32                              0.63  03/20/13     10,000,000            --      416,689          0.17
  National Rural Utilities Corporation
  8.00%, 03/01/32                              1.30  03/20/13     10,000,000            --      162,448          0.06
  National Rural Utilities Corporation
  8.00%, 08/01/32                              0.76  03/20/13     20,000,000            --      731,924          0.29
  Pulte Homes 5.25% 1/15/14                    3.85  12/20/13     10,000,000            --     (258,870)        (0.10)
  Pulte Homes 5.25% 1/15/14                    4.00  12/20/13     10,000,000            --     (322,436)        (0.13)
  Southwest Airlines Co., 5.25%, 10/1/14       0.57  12/20/12     20,000,000            --    2,856,094          1.14
  Toll Brothers 6.875% 11/15/12                3.20  12/20/13     10,000,000            --     (482,714)        (0.19)
  Toll Brothers Inc., 6.875%, 11/15/12         2.55  12/20/12      5,000,000            --      (63,048)        (0.03)

MORGAN STANLEY
  Limited Brands, Inc., 6.125%, 12/1/12        1.82  12/20/12     10,000,000            --    1,255,954          0.50
  Macy's Inc., 6.625%, 4/1/11                  1.50  12/20/12     10,000,000            --    1,716,814          0.68
                                                              --------------    ----------  -----------        ------
Total Credit Default Swaps                                    $2,025,000,000    $       --  $62,738,285         24.97%
                                                              ==============    ==========  ===========        ======

     The preceding notes are an integral part of these financial statements.

                       UBS WILLOW FUND, L.L.C. (UNAUDITED)

The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on November 15, 2007. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Directors noted that although the Fund's annualized performance since inception was below the performance of each of the Comparable Funds, its 2008 performance was significantly above the median performance for 2008 of the Comparable Funds. The Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that the Fund's volatility was above the median volatility of its Comparable Funds.

The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the management and incentive fees charged by UBS Fund Advisor, L.L.C. ("UBSFA") and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the management fee being charged to the Fund was the lowest management fee being charged to its Comparable Funds, and the incentive fee being charged to the Fund was also equal to that of all of its Comparable Funds. In comparing the management and incentive fees being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative investment products, the Directors observed that the management fee being charged to the

Fund was at the median of the management fees being charged but also was the next to lowest management fee for such other UBS alternative products, and that the Fund's incentive fee was generally equal to the highest incentive fee being charged by UBSFA and its affiliates for other UBS alternative products, but was not higher than any incentive fee being charged by the Adviser to any single-manager fund. In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate.

The Directors also considered the profitability of UBSFA both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and its affiliates under the Fund's Investment Advisory
Agreement and from other relationships between the Fund and the UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

DIRECTORS AND OFFICERS (UNAUDITED)
Information pertaining to the Directors and Officers of the Fund as of 12/31/08 is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.


-------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                  PORTFOLIOS
                                                                                    IN FUND      OTHER TRUSTEESHIPS/
                               TERM OF OFFICE                                       COMPLEX     DIRECTORSHIPS HELD BY
NAME, AGE, ADDRESS AND         AND LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN     DIRECTOR OUTSIDE FUND
POSITION(S) WITH FUNDS         TIME SERVED(1)         DURING PAST 5 YEARS         BY DIRECTOR          COMPLEX
-------------------------------------------------------------------------------------------------------------------------
                                                 INDEPENDENT DIRECTORS
-------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg (66) (3)       Term --            Dean and Professor of               See       Director of: Primedia,
UBS Financial Services Inc.   Indefinite         Management of the Graduate      Footnote 2.   Inc., Macy's, Inc., Revlon,
51 West 52nd Street           Length -- since    School of Business, Columbia                  Inc., NYC Ballet and
New York, NY 10019            Commencement of    University; Senior Advisor to                 SAPPI Ltd. Advisory
Director                      Operations         Morgan Stanley                                Director of Welsh
                                                                                               Carson Anderson & Stowe.
-------------------------------------------------------------------------------------------------------------------------
George W. Gowen (79)          Term --            Law partner of Dunnington,            12      None
UBS Financial Services Inc.   Indefinite         Bartholow & Miller
51 West 52nd Street           Length -- since
New York, NY 10019            Commencement of
Director                      Operations
-------------------------------------------------------------------------------------------------------------------------
Stephen H. Penman (62)        Term --            Professor of Financial                12      None
UBS Financial Services Inc.   Indefinite         Accounting of Graduate School
51 West 52nd Street           Length -- since    of Business, Columbia University
New York, NY 10019            July 2004
Director
-------------------------------------------------------------------------------------------------------------------------
Virginia G. Breen (45)        Term --            General Partner of Sienna             12      Director of: Modus
UBS Financial Services Inc.   Indefinite         Ventures and General Partner of               Link, Inc; Excelsior
51 West 52nd Street           Length -- since    Blue Rock Capital                             Absolute Return Fund of
New York, NY 10019            May 2, 2008                                                      Funds, L.L.C.;
Director                                                                                       Excelsior Buyout
                                                                                               Investors, L.L.C.;
                                                                                               Excelsior LaSalle
                                                                                               Property Fund Inc; UST
                                                                                               Global Private Markets
                                                                                               Fund L.L.C.
-------------------------------------------------------------------------------------------------------------------------
                                           OFFICER(S) WHO ARE NOT DIRECTORS
-------------------------------------------------------------------------------------------------------------------------
Robert F. Aufenanger (55)     Term --            Executive Director of UBS             N/A                N/A
UBS Financial Services Inc.   Indefinite         Alternative Investments US
51 West 52nd Street           Length -- since    since April 2007. Prior to
New York, NY 10019            May 1, 2007        April 2007, Chief Financial
Principal Accounting Officer                     Officer and Senior Vice
                                                 President of Alternative
                                                 Investments Group at U.S. Trust
                                                 Corporation from 2003 - 2007.
-------------------------------------------------------------------------------------------------------------------------
Frank Pluchino (49)           Term --            Assistant Director of                 N/A                N/A
UBS Financial Services Inc.   Indefinite         Compliance of UBS Financial
1000 Harbor Boulevard         Length -- since    Services Inc. since 2003 and
Weehawken, NJ 07086           July 19, 2005      Deputy Director of Compliance
Chief Compliance Officer                         UBS Financial Services of
                                                 Puerto Rico Inc. since October
                                                 2006.  Prior to 2003, Chief
                                                 Compliance Officer of
                                                 LibertyView Capital Management,
                                                 Inc., an investment adviser,
                                                 and LibertyView Alternative
                                                 Asset Management, Inc., an NASD
                                                 broker-dealer.
-------------------------------------------------------------------------------------------------------------------------




UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG


-------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                  PORTFOLIOS
                                                                                    IN FUND      OTHER TRUSTEESHIPS/
                               TERM OF OFFICE                                       COMPLEX     DIRECTORSHIPS HELD BY
NAME, AGE, ADDRESS AND         AND LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN     DIRECTOR OUTSIDE FUND
POSITION(S) WITH FUNDS         TIME SERVED(1)         DURING PAST 5 YEARS         BY DIRECTOR          COMPLEX
-------------------------------------------------------------------------------------------------------------------------
Craig Goos (39)               Term --            Managing Director UBS                 N/A                N/A
UBS Financial Services Inc.   Indefinite         Alternative Investments US
51 West 52nd Street           Length -- since    since September 2008. Prior to
New York, NY 10019            September 18,      September 2008, Managing
Principal Executive Officer   2008               Director of Bear Stearns
                                                 Alternative Investment platform
                                                 from 2004 - 2008.
-------------------------------------------------------------------------------------------------------------------------

(1) For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to the cast by all Members.

(2) Mr. Feldberg is a director or trustee of 29 investment companies (consisting of 61 portfolios) for which UBS Fund Advisor or one of its affiliates serves as investment advisor, sub-advisor or manager.

(3) Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS Financial Services Alternative Investment Group of Funds does business. Mr. Feldberg is not an affiliated person of UBS Financial Services or its affiliates.

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     Proxy Voting
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2359.




UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $92,284 in 2008 and $111,440 in 2007. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $5,500 in 2008 and $5,000 in 2007. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $62,000 in 2008 and $137,500 in 2007. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2008 and $0 in 2007.

  (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

  (e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $2.240 million for 2008 and $3 million for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

     (a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

     (b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                      PROXY VOTING POLICIES AND PROCEDURES

I.        Policy

          Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Bond Street Capital, L.L.C. has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II.       Proxy Voting Procedures

          (a) All proxies received by Bond Street Capital, L.L.C. will be sent to the Compliance Officer. The Compliance Officer will:

               (1)  Keep a record of each proxy received;

               (2)  Forward the proxy to the Portfolio Manager;

               (3) Determine which accounts managed by Bond Street Capital, L.L.C. hold the security to which the proxy relates;

               (4) Provide the Portfolio Manager with a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which Bond Street Capital, L.L.C. must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

               (5) Absent material conflicts (see Section IV), the Portfolio Manager will determine how Bond Street Capital, L.L.C. should vote the proxy. The Portfolio Manager will send its decision on how Bond Street Capital, L.L.C. will vote a proxy to the Compliance Officer. The Compliance Officer is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

               (6) Bond Street Capital, L.L.C. may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Compliance Officer shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III.      Voting Guidelines

               In the absence of specific voting guidelines from the client, Bond Street Capital, L.L.C. will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. The Adviser believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

               > Generally, the Adviser will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

               > Generally, the Adviser will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

               For other proposals, the Adviser shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

               (1) whether the proposal was recommended by management and Bond Street Capital, L.L.C.'s opinion of management;

               (2)  whether the proposal acts to entrench existing management;
                    and

               (3) whether the proposal fairly compensates management for past and future performance.

IV.       Conflicts of Interest

               (1) The Compliance Officer will identify any conflicts that exist between the interests of Bond Street Capital, L.L.C. and its clients. This examination will include a review of the relationship of Bond Street Capital, L.L.C. and its affiliates with the issuer of each security and any of the issuer's affiliates to determine if the issuer is a client of Bond Street Capital, L.L.C. or an affiliate of Bond Street Capital, L.L.C. or has some other relationship with Bond Street Capital, L.L.C. or a client of Bond Street Capital, L.L.C.

               (2) If a material conflict exists, the Adviser will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Bond Street Capital, L.L.C. will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Bond Street Capital, L.L.C. determines it has a material conflict the affects its best judgment as an ERISA fiduciary, Bond Street Capital, L.L.C. will give the ERISA client the opportunity to vote the proxies themselves, or special ERISA proxy voting procedures must provide for a pre-determined voting policy that eliminates the discretion of the Adviser when voting proxies if such a conflict exists.

V.        Disclosure

          (a) Bond Street Capital, L.L.C. will disclose in its Form ADV Part II that clients may contact the Compliance Officer, Joel Yarkony, via e-mail or telephone at (201) 567-5050 or jy@bondstreetcap.com in order to obtain information on how Bond Street Capital, L.L.C. voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Bond Street Capital, L.L.C. voted the client's proxy.

          (b) A concise summary of these Proxy Voting Policies and Procedures will be included in Bond Street Capital, L.L.C.'s Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.       Recordkeeping

          The Compliance Officer will maintain files relating to Bond Street Capital, L.L.C.'s proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on record, with records for the first two years kept in the offices of Bond Street Capital, L.L.C. Records of the following will be included in the files:

          (a) Copies of these proxy voting policies and procedures, and any amendment thereto.

          (b) A copy of each proxy statement that Bond Street Capital, L.L.C. receives, provided however that Bond Street Capital, L.L.C. may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

          (c)  A record of each vote that Bond Street Capital, L.L.C. casts.

          (d) A copy of any document Bond Street Capital, L.L.C. created that was material to making a decision how to vote proxies, or that memorializes that decision.

          (e) A copy of each written client request for information on how Bond StreetCapital, L.L.C. voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how Bond Street Capital, L.L.C. voted its proxies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                             UBS WILLOW FUND, L.L.C.
                         PORTFOLIO MANAGEMENT DISCLOSURE

Sam S. Kim is the registrant's (also referred to as the "Fund") Portfolio Manager and has served in this position since the Fund commenced operations on May 8, 2000. Mr. Kim is primarily responsible for the day-to-day management of the Fund's portfolio, including conducting investment due diligence, performing research analysis and making the ultimate selection of the Fund's investments. The Portfolio Manager has been the Managing Member and President of Bond Street Capital, LLC and its affiliate, Bond Street Capital Management, L.L.C., since 1999 and 2001, respectively.

Bond Street does not currently manage any accounts other than the Fund, although potential conflicts of interest may arise in the event that in addition to the Fund, the Portfolio Manager does undertake the management of any other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and the allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Manager may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, the Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. Additionally, Bond Street could be viewed as having a conflict of interest to the extent that its investment in other accounts is materially different than its investment in the Fund. UBS Willow Management, L.L.C., the Fund's Adviser periodically reviews the Portfolio Manager's overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

The Portfolio Manager may manage other accounts that may have investment objectives and strategies that differ from those of the Fund, or they may differ from the Fund in terms of the degree of risk that each such account and the Fund are willing to bear. For these or other reasons, the Portfolio Manager may purchase different investments for the Fund and any other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Manager may place transactions of behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

A potential conflict of interest could arise if Bond Street were to receive a performance-based advisory fee as to one account but not another, or performance-based advisory fees of differing amounts, because the Portfolio Manager may favor certain of the accounts subject to the performance fee, whether or not the performance of those accounts directly determines the Portfolio Manager's compensation.

Because the Portfolio Manager is the sole equity owner of Bond Street, the Portfolio Manager's compensation is generally equal to his proportionate share of the annual net profits earned by Bond Street from advisory fees and performance-based fees derived from its client accounts, including the Fund. The Portfolio Manager does not receive a fixed salary.

As the sole equity owner of Bond Street, which in turn is a member of UBS Willow Management, L.L.C., the Fund's Adviser, the Portfolio Manager may be considered to have an indirect ownership interest in the Adviser's Special Advisory Member Interest in the Fund. Additionally, as of the end of the Fund's most recent fiscal year, the Portfolio Manager may be considered to have been the beneficial owner of interests in the Fund with a value of $500,001-$1,000,000.

(B) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Willow Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer

Date           3/6/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer

Date           3/6/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date           3/6/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.